REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Summary of Disaggregated Revenue

The following table presents our revenues disaggregated by primary geographical regions and major product lines within our single reporting segment:

Years Ended December 31,	2025	2024	2023
Primary Geographical Regions:
United States	$6,556,921	$6,860,648	$6,540,646
Canada	338,113	355,797	374,659
Latin America and the Caribbean	344,256	401,872	368,462
	$7,239,290	$7,618,317	$7,283,767
Major Product Lines:
HVAC equipment	67%	69%	69%
Other HVAC products	29%	27%	27%
Commercial refrigeration products	4%	4%	4%
	100%	100%	100%